Equity - Changes in Other Components of Equity (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of reserves within equity [line items]
Beginning balance	¥ 13,005,872	¥ 11,502,291	¥ 10,772,546
Reclassification to retained earnings
Ending balance	12,627,822	13,005,872	11,502,291
Remeasurements of defined benefit plans [member]
Disclosure of reserves within equity [line items]
Beginning balance
Adjustment during the year	26,874	(18,194)	3,304
Reclassification to retained earnings	(26,874)	18,194	(3,304)
Ending balance
Net changes in revaluation of financial assets measured at fair value through other comprehensive income [member]
Disclosure of reserves within equity [line items]
Beginning balance	108,537	126,940	145,720
Adjustment during the year	(19,953)	(17,924)	(19,030)
Reclassification to retained earnings	36,932	(479)	250
Ending balance	125,516	108,537	126,940
Exchange differences on translating foreign operations [member]
Disclosure of reserves within equity [line items]
Beginning balance	2,203,913	1,290,457	844,718
Adjustment during the year	(143,608)	913,456	445,739
Reclassification to retained earnings
Ending balance	2,060,305	2,203,913	1,290,457
Other components of equity [member]
Disclosure of reserves within equity [line items]
Beginning balance	2,312,450	1,417,397	990,438
Adjustment during the year	(136,687)	877,338	430,013
Reclassification to retained earnings	10,058	17,715	(3,054)
Ending balance	¥ 2,185,821	¥ 2,312,450	¥ 1,417,397